Right-of-use assets and lease liabilities - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	5 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	10 years
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease operating costs	$ 5,182	$ 4,806